UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60189

Form 13F File Number:  028-02784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bacarella
Title:  President
Phone:  630-462-9800

Signature, Place, and Date of Signing




/s/ Robert Bacarella      Wheaton, IL   February 11, 2013

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None



Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $83,168

List of Other Included Managers:   Monetta Funds



                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amarin Corporation PLC         COM              023111206      485    60000 SH       SOLE                    60000
Amazon.Com, Inc.               COM              023135106     1758     7000 SH       SOLE                     7000
American Intl Group, Inc.      COM              026874784      635    18000 SH       SOLE                    18000
Apple, Inc.                    COM              037833100     1599     3000 SH       SOLE                     3000
Bank of America Corp           COM              060505104     3828   330000 SH       SOLE                   330000
Caterpillar, Inc.              COM              149123101     1657    18500 SH       SOLE                    18500
Celgene Corp.                  COM              151020104     1338    17000 SH       SOLE                    17000
Cerner Corporation             COM              156782104      699     9000 SH       SOLE                     9000
Cisco Systems Inc.             COM              17275R102     1474    75000 SH       SOLE                    75000
Comcast Corp. - CL A           COM              20030N101     1308    35000 SH       SOLE                    35000
ConocoPhillips                 COM              20825C104      696    12000 SH       SOLE                    12000
Costco Wholesale Corp          COM              22160K105     1185    12000 SH       SOLE                    12000
Discover Financial Services    COM              254709108      655    17000 SH       SOLE                    17000
Dr. Pepper Snapple Group Inc   COM              26138E109      442    10000 SH       SOLE                    10000
EOG Resources Inc              COM              26875P101      725     6000 SH       SOLE                     6000
Express Scripts Inc            COM              30219G108      540    10000 SH       SOLE                    10000
Exxon Mobil Corporation        COM              30231G102      433     5000 SH       SOLE                     5000
Fluor Corp                     COM              343412102      441     7500 SH       SOLE                     7500
Ford Motor Company             COM              345370860     2396   185000 SH       SOLE                   185000
Goldman Sachs Group Inc        COM              38141G104      638     5000 SH       SOLE                     5000
Google, Inc.                   COM              38259P508     1702     2400 SH       SOLE                     2400
Home Depot Inc.                COM              437076102     2041    33000 SH       SOLE                    33000
Ingersoll-Rand Co.             COM              G47791101      576    12000 SH       SOLE                    12000
JPMorgan Chase & Co            COM              46625H100     2726    62000 SH       SOLE                    62000
Johnson & Johnson              COM              478160104     1752    25000 SH       SOLE                    25000
Kimberly-Clark Corp.           COM              494368103      338     4000 SH       SOLE                     4000
Las Vegas Sands Corp.          COM              517834107      923    20000 SH       SOLE                    20000
Lennar Corp cl A               COM              526057104     1721    44500 SH       SOLE                    44500
Mastercard, Inc.               COM              57636Q104     2456     5000 SH       SOLE                     5000
McDonald's Corp.               COM              580135101     1941    22000 SH       SOLE                    22000
Monsanto Co                    COM              61166W101      946    10000 SH       SOLE                    10000
National Oilwell-Varco, Inc.   COM              637071101     1025    15000 SH       SOLE                    15000
News Corporation               COM              65248E104      766    30000 SH       SOLE                    30000
PPG Industries Inc.            COM              693506107     1083     8000 SH       SOLE                     8000
PepsiCo, Inc.                  COM              713448108     1779    26000 SH       SOLE                    26000
Pfizer Inc.                    COM              717081103     1204    48000 SH       SOLE                    48000
Qualcomm Inc.                  COM              747525103     1364    22000 SH       SOLE                    22000
Salesforce.com Inc             COM              79466L302      672     4000 SH       SOLE                     4000
Sherwin-Williams Co.           COM              824348106     1538    10000 SH       SOLE                    10000
Synovus Financial Corp         COM              87161C105      122    50000 SH       SOLE                    50000
TJX Companies Inc.             COM              872540109      340     8000 SH       SOLE                     8000
TRW Automotive Hldgs Corp.     COM              87264s106      536    10000 SH       SOLE                    10000
The Coca-Cola Co.              COM              191216100      435    12000 SH       SOLE                    12000
The Proctor & Gamble Co.       COM              742718109     1561    23000 SH       SOLE                    23000
The Walt Disney Co.            COM              254687106     2390    48000 SH       SOLE                    48000
Ulta Salon Cosmetics & Fragran COM              90384S303      295     3000 SH       SOLE                     3000
UnitedHealth Group, Inc.       COM              91324P102      759    14000 SH       SOLE                    14000
VISA, Inc. - CL A              COM              92826C839      909     6000 SH       SOLE                     6000
Verizon Communications, Inc.   COM              92343V104     1298    30000 SH       SOLE                    30000
WellPoint, Inc.                COM              94973V107      792    13000 SH       SOLE                    13000
eBay Inc.                      COM              278642103     2041    40000 SH       SOLE                    40000
Financial Select Sector SPDR F ETF              81369Y605      167    10200 SH       SOLE                    10200
SPDR Trust Series 1            ETF              78462F103     6912    48500 SH       SOLE                    48500
Schwab U.S. Large-Cap ETF      ETF              808524201      508    15000 SH       SOLE                    15000
Vanguard Growth ETF            ETF              922908736     2208    31000 SH       SOLE                    31000
Vanguard Large-Cap ETF         ETF              922908637     2228    34200 SH       SOLE                    34200
Vanguard S&P 500               ETF              922908413     1957    30000 SH       SOLE                    30000
Vanguard Value ETF             ETF              922908744     2205    37500 SH       SOLE                    37500
iShares S&P 100 Index Fund     ETF              464287101     1294    20000 SH       SOLE                    20000
iShares S&P 500 Index Fund     ETF              464287200     4722    33000 SH       SOLE                    33000

Total                                                                83,168
